Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases
Schedule of future minimum rental income under noncancelable operating leases with terms in excess of one year
Minimum
Rental
(dollars in thousands)	Income
Year ending December 31:
2016	$9,102
2017	6,474
2018	6,080
2019	5,565
2020	5,556
Thereafter	18,110
Total	$50,887

Schedule of rental expense, net of sublease income
	Year Ended December 31,
(dollars in thousands)	2015	2014
Rental expense charged to occupancy	$8,698	$8,373
Less: sublease income	1,588	1,464
Net rental expense charged to net occupancy	7,110	6,909
Rental expense charged to equipment expense	383	382
Total	$7,493	$7,291

Schedule of future minimum rental expense under leases with terms in excess of one year
	Operating	Less	Net
	Lease	Sublease	Lease
(dollars in thousands)	Payments	Income	Payments
Year ending December 31:
2016	$7,609	$1,377	$6,232
2017	6,080	1,132	4,948
2018	5,240	870	4,370
2019	4,908	682	4,226
2020	4,634	682	3,952
Thereafter	40,523	682	39,841
Total	$68,994	$5,425	$63,569